Goodwill and Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 154,426	$ 646	$ 255,835	$ 2,571